Business Acquisitions (Tables)	12 Months Ended
Dec. 31, 2025
Business Acquisitions [Abstract]
Schedule of Aggregate Consideration for Assets Acquired and Liabilities Assumed and Consideration Paid
Details of the consideration transferred and the fair value of the identifiable assets and liabilities acquired at the date of acquisition, including measurement period adjustments for prior acquisitions, are as follows:

				For the year ended December 31,
		Page	Other	2025	2024
		acquisition	acquisitions	Total	Total
	Notes	$	$	$	$

Cash consideration		449.3	43.5	492.8	581.0
Notes payable	16	276.1	15.1	291.2	90.7
Consideration		725.4	58.6	784.0	671.7

Cash consideration		449.3	43.5	492.8	581.0
Cash acquired		31.9	6.9	38.8	26.0
Net cash paid		417.4	36.6	454.0	555.0

Assets and liabilities acquired
Cash		31.9	6.9	38.8	26.0
Non-cash working capital
Trade receivables		94.8	4.8	99.6	92.1
Unbilled receivables		17.7	4.2	21.9	25.5
Trade and other payables		(97.8)	(6.5)	(104.3)	(61.6)
Deferred revenue		(133.5)	(4.3)	(137.8)	(35.0)
Other non-cash working capital		6.3	0.7	7.0	13.3
Property and equipment	10	22.1	0.3	22.4	14.3
Lease assets	11	99.2	3.9	103.1	60.8
Intangible assets	13	261.4	16.7	278.1	183.8
Deferred tax assets (liabilities), net	26	26.5	(3.4)	23.1	(57.0)
Lease liabilities		(105.6)	(3.4)	(109.0)	(57.3)
Long-term debt		(1.7)	—	(1.7)	(44.5)
Provisions	17	(11.4)	(2.3)	(13.7)	(24.2)
Other		1.8	1.2	3.0	32.5
Total identifiable net assets at fair value		211.7	18.8	230.5	168.7
Goodwill arising on acquisitions	12	513.7	39.8	553.5	503.0